Government Bonds, And Other Assets	9 Months Ended
Sep. 30, 2025
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, And Other Assets	GOVERNMENT BONDS AND OTHER ASSETS
A.    Government bonds

The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
Government bonds (1)	Ps.	21,461,387	Ps.	35,875,353
Less: current portion of Government Bonds, net of expected credit losses	21,461,387		14,740,032
Total long-term notes receivable	Ps.	—	Ps.	21,135,321
(1)As of September 30, 2025 and December 31, 2024, includes an expected credit loss of Ps.1,839 and Ps.2,869, respectively.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the Fondo Laboral Pemex (Pemex Labor Fund, or “FOLAPE”) for payments related to its pension and retirement plan obligations.
During the period from January 1 to September 30, 2025, interest income generated by the Government Bonds amounted to Ps.1,444,470, of which Petróleos Mexicanos received payments in the amount of Ps.1,819,299. During the period from January 1 to September 30, 2024, interest income generated by the Government Bonds amounted to Ps. 3,808,304, of which Petróleos Mexicanos received payments in the amount of Ps. 4,328,054.
As of September 30, 2025 and December 31, 2024, the Government Bonds consist of 1 and 5 series of development bonds, respectively (D Bonds and M Bonds) issued by the Secretaría de Hacienda y Crédito Público (“Ministry of Finance and Public Credit” or “SHCP”) with maturities between 2025 and 2026, at nominal values of Ps. 21,419,618 and Ps.35,778,918, respectively.
As of September 30, 2025 and December 31, 2024, the fair value of the transferred assets was Ps. 21,344,007 and Ps. 35,279,002, respectively, and the fair value of the associated liabilities was Ps. 20,135,747 and Ps. 33,941,600, respectively, resulting in a net position of Ps. 1,208,260 and Ps. 1,337,402, respectively.
As of September 30, 2025 and December 31, 2024, the recorded liability was Ps. 20,055,036 (Ps. 19,942,808 of principal and Ps. 112,228 of interest) and Ps. 34,357,836 (Ps. 34,006,893 of principal and Ps. 350,943 of interest), respectively.
The roll-forward of the Government Bonds is as follows:

	As of September 30,
	2025		2024
Balance as of the beginning of the year	Ps.	35,875,353	Ps.	64,132,418
Government Bonds collected (1)	(14,359,299)		(20,936,777)
Accrued interests	1,444,470		3,808,304
Interests received from bonds	(1,819,299)		(4,328,054)
Amortized cost	319,133		366,598
Reversal of impairment of bonds	1,029		2,153
Balance at the end of the period	Ps.	21,461,387	Ps.	43,044,642
(1)As of September 30, 2025 four series of Government Bonds were collected in February, April, June and August.
B.    Other assets
As of September 30, 2025 and December 31, 2024, the balance of other assets was as follows:

	September 30, 2025		December 31, 2024
Restricted cash (1)	Ps.	18,718,961	Ps.	17,119,599
Other	5,010,569		4,657,144
Payments in advance (2)	4,176,240		4,029,445
Insurance	1,969,885		1,922,587
Total other assets	Ps.	29,875,655	Ps.	27,728,775

(1)As of September 30, 2025 and December 31, 2024, restricted cash mainly consists of collateral for a financing transaction maturing in November 2026, amounting to Ps.15,790,568 and Ps.14,972,193, respectively, as well as cash related to court-ordered seizures amounting to Ps.2,928,379 and Ps.2,417,406, respectively.
(2)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.